SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Cash, cash equivalents, time deposits and restricted cash

	December 31,
	2018	2019
	RMB	RMB
RMB denominated bank deposits with financial institutions in the PRC	511,866	470,673
US dollar denominated bank deposits with financial institutions in the PRC	131,129	136,640
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	53,148	9,939
HK dollar denominated bank deposits with financial institutions in HK SAR	15	74
RMB denominated bank deposits with a financial institution in HK SAR	147	132
US dollar denominated bank deposits with a financial institution in the U.S.	6,311	135
TWD denominated bank deposits with a financial institution in Taiwan	2,170	24
CAD denominated bank deposits with a financial institution in Canada	—	3,571
Total	704,786	621,188

Schedule of Property, Plant and Equipment, Useful Life

Office buildings	45 years
Furniture	5 years
Office equipment	3 to 4 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Schedule of Change In Refund Liability

	For the years ended December 31,
	2020	2021	Total
	RMB	RMB	RMB
Revenue expected to be recognized on these contracts	183,329	32,334	215,663